PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 93.0%

	Shares	Value
AEROSPACE & DEFENSE - 2.6%
Safran SA	45,164	$4,448,406

BANKS - 6.7%
U.S. Bancorp	123,844	5,699,301
Wells Fargo & Company	142,892	5,597,080
		11,296,381
BEVERAGES - 5.4%
Coca-Cola Company (The)	113,498	7,140,159
Constellation Brands, Inc. (a)	8,608	2,006,181
		9,146,340
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Global Payments, Inc.	13,038	1,442,524

COMMUNICATIONS EQUIPMENT -1.7%
Cisco Systems, Inc.	67,283	2,868,947

DIVERSIFIED FINANCIAL SERVICES - 1.7%
American Express Company	20,982	2,908,525

FOOD PRODUCTS - 1.3%
Nestle, S.A. (b)	19,155	2,229,450

HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
Abbott Laboratories	21,164	2,299,468
Medtronic Plc	37,845	3,396,589
		5,696,057
HEALTH CARE PROVIDERS & SERVICES - 10.8%
CIGNA Corporation	7,296	1,922,642
Elevance Health Inc.	10,162	4,903,978
Quest Diagnostics Incorporated	17,891	2,379,145
UnitedHealth Group, Inc.	17,730	9,106,660
		18,312,425
HOTELS, RESTAURANTS & LEISURE - 2.3%
Compass Group Plc (b)	190,122	3,924,118

HOUSEHOLD PRODUCTS - 2.1%
Unilever Plc (b)	78,562	3,600,496

INTERACTIVE MEDIA & SERVICES - 5.4%
Alphabet, Inc. Class A (a)	2,640	5,753,246
Lyft, Inc. (a)	60,946	809,363
Meta Platforms, Inc.	16,044	2,587,095
		9,149,704
IT Services - 18.8%
Accenture Plc	17,403	4,831,943
Adobe Systems Incorporated (a)	5,546	2,030,169
Amadeus IT Group, S.A. (b)	16,221	902,050
Microsoft Corporation	39,459	10,134,255
Oracle Corporation	71,776	5,014,989
salesforce.com, inc. (a)	13,892	2,292,736
SAP AG (b)	39,743	3,605,485
Visa, Inc.	16,105	3,170,913
		31,982,540

MACHINERY - 1.4%
Otis Worldwide Corp.	34,148	2,413,239

MULTILINE RETAIL - 2.2%
TJX Companies, Inc. (The)	67,550	3,772,668

PHARMACEUTICALS - 8.4%
Eli Lilly and Company	9,492	3,077,591
Johnson & Johnson	27,085	4,807,859
Merck & Co., Inc.	30,535	2,783,876
Roche Holding Ltd. (b)	87,420	3,646,288
		14,315,614
RETAILING - 3.3%
Alibaba Group Holding Ltd. (a)(b)	33,192	3,773,266
Amazon.com, Inc. (a)	17,180	1,824,688
		5,597,954
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.0%
KLA-Tencor Corporation	5,200	1,659,216
Lam Research Corporation	10,739	4,576,425
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	64,528	5,275,164
Texas Instruments, Inc.	24,452	3,757,050
		15,267,855
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.6%
Apple, Inc.	57,324	7,837,337

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	14,636	1,788,812

TOTAL COMMON STOCK
(Cost $ 148,886,929)		157,999,392

Short Term Investments - 7.0%
	Par Value	Value
UMB Money Market Special II, 1.50% (c)
(Cost $ 11,784,097)	11,784,097	$11,784,097

TOTAL INVESTMENT - 100.0%
(Cost $ 160,671,026)		169,783,489

OTHER ASSETS & LIABILITIES (NET) - 0.0%		8,195
NET ASSETS - 100%		$169,791,684

(a)	Non-Income producing security

(b)	ADR - American Depositary Receipts

(c)	Interest rate reflects seven-day effective yield on June 30, 2022.

(d)	At June 30, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 161,133,579 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,762,202
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,112,292)
Net unrealized appreciation/(depreciation)	$8,649,910

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	34.1%
Health Care	22.5%
Consumer Discretionary	8.9%
Consumer Staples	8.8%
Financials	8.4%
Communication Services	5.4%
Industrials	4.9%
CASH + other assets (net)	7.0%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 96.8%

	Shares	Value
AEROSPACE & DEFENSE - 3.4%
Curtiss-Wright Corporation	10,400	$1,373,424
Vectrus, Inc. (a)	33,100	1,107,526
		2,480,950
AUTO COMPONENTS - 1.3%
Standard Motor Products, Inc.	21,900	985,281

AUTOMOBILES - 1.6%
Winnebago Industries, Inc.	24,067	1,168,694

BANKS - 18.7%
BOK Financial Corporation	18,464	1,395,509
Brookline Bancorp, Inc.	115,300	1,534,643
Cambridge Bancorp	23,530	1,945,931
Central Pacific Financial Corporation	28,983	621,685
Colony Bankcorp, Inc.	119,479	1,802,938
F.N.B. Corporation	61,980	673,103
International Bancshares Corporation	41,700	1,671,336
OFG Bancorp	76,100	1,932,940
South Plains Financial, Inc.	88,600	2,138,804
		13,716,889
BIOTECHNOLOGY - 1.2%
Exelixis, Inc. (a)	43,000	895,260

CAPITAL MARKETS - 1.8%
Hercules Capital, Inc.	97,098	1,309,852

CHEMICALS - 1.9%
Cabot Corporation	21,873	1,395,279

CONSTRUCTION MATERIALS - 1.8%
Eagle Materials Inc.	12,300	1,352,262

CONSUMER FINANCE - 1.0%
SLM Corporation	47,200	752,368

CONTAINERS & PACKAGING - 4.7%
Berry Global Group, Inc. (a)	29,400	1,606,416
Graphic Packaging Holding Co.	91,600	1,877,800
		3,484,216
DIVERSIFIED CONSUMER SERVICES - 2.4%
Perdoceo Education Corporation (a)	147,600	1,738,728

ELECTRICAL EQUIPMENT - 0.8%
Regal Rexnord Corporation	5,289	600,407

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
Arrow Electronics, Inc. (a)	6,200	694,958
Insight Enterprises, Inc. (a)	8,527	735,710
Kimball Electronics, Inc. (a)	34,745	698,374
Methode Electronics, Inc.	34,400	1,274,176
		3,403,218
ENERGY EQUIPMENT & SERVICES - 4.1%
Dril-Quip, Inc. (a)	60,400	1,558,320
NOV, Inc.	85,738	1,449,830
		3,008,150
ENTERTAINMENT - 2.4%
Cinemark Holdings, Inc.	116,258	1,746,195

FOOD PRODUCTS - 2.0%
Ingredion Incorporated	16,400	1,445,824

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Natus Medical, Inc. (a)	24,220	793,689

HEALTH CARE TECHNOLOGY - 1.7%
Computer Programs and Systems, Inc.	38,650	1,235,641

HOUSEHOLD PRODUCTS - 1.0%
Central Garden and Pet Company, Class A (a)	18,400	736,184

INSURANCE - 0.6%
FedNat Holding Company (a)	459,500	142,445
United Insurance Holdings Corporation	181,251	282,752
		425,197
IT SERVICES - 6.1%
CSG Systems International, Inc.	26,700	1,593,456
EVERTEC Inc	42,300	1,560,024
Maximus Inc.	21,000	1,312,710
		4,466,190
LEISURE PRODUCTS - 1.1%
Johnson Outdoors, Inc.	12,600	770,616

MACHINERY - 6.7%
Allison Transmission Holdings, Inc.	40,300	1,549,535
Exco Technologies Limited	239,100	1,480,937
Oshkosh Corporation	7,400	607,836
Wabash National Corporation (a)	92,100	1,250,718
		4,889,026
METALS & MINING - 1.2%
Lundin Mining Corporation	137,100	867,237

OIL, GAS & CONSUMABLE FUELS - 3.0%
CVR Energy, Inc.	32,900	1,102,150
Diamondback Energy, Inc.	9,070	1,098,830
		2,200,980

PHARMACEUTICALS - 4.1%
Harmony Biosciences Holdings, Inc. (a)	28,500	1,389,945
Pacira BioSciences, Inc.	11,900	693,770
Supernus Pharmaceuticals, Inc. (a)	32,900	951,468
		3,035,183
PROFESSIONAL SERVICES - 7.6%
Barrett Business Services, Inc.	27,700	2,018,499
BGSF Inc.	55,516	686,178
Kforce, Inc.	20,094	1,232,566
Science Applications International Corporation	17,700	1,647,870
		5,585,113
ROAD & RAIL - 1.2%
Knight-Swift Transportation Holdings, Inc.	18,894	874,603

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
MKS Instruments, Inc.	8,300	851,829

SOFTWARE - 0.9%
Enghouse Systems Limited	30,600	674,386

SPECIALTY RETAIL - 0.8%
Sally Beauty Holdings, Inc.	50,100	597,192

TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Crocs, Inc. (a)	13,910	677,000
Superior Group of Companies, Inc.	37,236	660,939
		1,337,939
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Air Lease Corporation	39,200	1,310,456
Applied Industrial Technologies, Inc.	9,000	865,530
		2,175,986
TOTAL COMMON STOCK
(Cost $ 62,298,091)		71,000,564

SHORT TERM INVESTMENTS - 3.2%
	Par Value	Value
Money Market -3.2%
UMB Money Market Special II, 1.50% (b)
(Cost $ 2,384,011)	2,384,011	$2,384,011

TOTAL INVESTMENTS - 100.0%
(Cost $ 64,682,102)		73,384,575
OTHER ASSETS & LIABILITIES (NET) - 0.0%		9,385
NET ASSETS - 100%		$73,393,960

(a)	Non-income producing security

(b)	Interest rate reflects seven-day effective yield on June 30, 2022.

(c)	At June 30, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 65,388,618 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,962,550
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,966,593)
Net unrealized appreciation/(depreciation)	$7,995,957

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	22.1%
Industrials	21.8%
Information Technology	12.8%
Materials	10.5%
Consumer Discretionary	9.0%
Health Care	8.1%
Energy	7.1%
Consumer Staples	3.0%
Communication Services	2.4%
Cash and Other Assets (Net)	3.2%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 98.3%

	Shares	Value
BELGIUM - 2.7%
D'leteren S.A.	294,853	$43,033,433
Solvay S.A.	654,418	52,900,784
		95,934,217
CANADA - 9.9%
Lundin Mining Corporation	10,180,800	64,399,479
Magna International Inc.	1,189,353	65,165,481
Methanex Corporation	2,032,493	77,471,070
Open Text Corporation	1,721,000	64,957,744
Toronto-Dominion Bank	1,196,138	78,268,224
		350,261,998
CHILE - 1.4%
Antofagasta plc	3,607,800	50,607,348

CHINA - 1.8%
Weichai Power Company Limited	40,628,000	64,511,900

COLOMBIA - 2.0%
Bancolombia S.A. (a)	1,099,700	33,903,751
Bancolombia S.A.	4,397,800	35,447,889
		69,351,640
FRANCE - 6.8%
Ipsos	919,480	43,546,727
Michelin (CGDE)	2,202,800	59,819,895
Publicis Groupe	1,614,147	78,741,348
Vinci SA	677,398	60,169,089
		242,277,059
GERMANY - 10.1%
BASF SE	1,056,500	45,866,349
Deutsche Telekom AG	4,018,877	79,604,437
flatexDegiro AG	2,050,700	19,467,178
Fresenius SE & Company KGaA	1,014,593	30,655,241
Hannover Rueck SE	447,800	64,840,878
HeidelbergCement AG	1,086,100	52,051,044
Muenchener Rueckversicherungs-Gesellschaft	283,730	66,505,244
		358,990,371
GREECE - 0.5%
Jumbo S.A.	1,167,804	16,921,865

IRELAND - 3.3%
Greencore Group plc (b)	23,807,835	28,711,659
Jazz Pharmaceuticals plc (b)	569,000	88,769,690
		117,481,349

ITALY -0.3%
Trevi Finanziaria Industriale SpA (b)	16,792,356	9,901,609

JAPAN - 14.0%
Asahi Group Holdings Ltd.	1,614,000	52,807,994
Brother Industries, Ltd.	4,160,500	73,039,583
Daicel Corporation	6,314,700	38,997,706
Daito Trust Construction Company, Ltd.	608,900	52,484,038
Honda Motor Company, Ltd.	2,637,300	63,925,722
KDDI Corporation	2,459,300	77,641,145
Marubeni Corporation	8,227,100	74,122,928
Sony Group Corporation	746,600	60,973,295
		493,992,411
NORWAY - 6.3%
DNB Bank ASA	4,146,330	74,094,067
SpareBank 1 SR-Bank ASA	6,205,787	67,021,344
Sparebanken Vest	2,183,075	19,268,016
Yara International ASA	1,540,800	64,190,903
		224,574,330
PUERTO RICO - 2.9%
Popular, Inc.	1,324,850	101,920,710

RUSSIA - 0.0%
ALROSA Company PJSC *	41,136,300	7,513

SINGAPORE - 1.6%
United Overseas Bank Limited	3,030,147	57,154,098

SOUTH KOREA - 11.5%
Hyundai Mobis Company, Limited	395,500	60,616,528
Kia Motors Corporation	1,241,100	73,888,655
LG Electronics, Inc.	664,300	45,176,902
LG Uplus Corporation	6,664,473	65,443,647
Samsung Electronics Company Limited	1,220,384	53,575,083
Shinhan Financial Group Co., Limited	1,725,400	49,234,496
SK Hynix, Inc.	833,500	58,416,899
		406,352,210
SWEDEN - 3.4%
Duni AB (b)	1,566,400	12,473,236
Loomis AB, Class B	1,555,483	37,766,084
SKF AB-B	4,696,800	68,980,268
		119,219,588
SWITZERLAND - 2.0%
Novartis AG	846,850	71,514,333

TAIWAN - 1.4%
Catcher Technology Company, Limited	8,670,000	48,258,194

THAILAND - 0.5%
TISCO Financial Group	7,722,600	19,331,073

UNITED KINGDOM - 15.9%
Amcor plc	6,071,300	75,466,259
Babcock International Group plc (b)	11,248,652	42,185,860
Bellway plc	2,147,176	55,961,133
Bunzl plc	788,897	26,050,655
Cineworld Group plc (b)	47,030,327	11,994,618
Inchcape plc	5,677,454	47,955,663
Linde plc	255,844	73,562,825
Mondi plc	3,769,383	66,538,555
Next plc	877,750	62,467,998
Nomad Foods Limited (b)	2,085,600	41,691,144
Taylor Wimpey plc	40,246,153	57,016,198
		560,890,908
TOTAL COMMON STOCK
(Cost $ 3,792,755,502)		3,479,454,724

WARRANTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (b)
(Cost $ 7,585,702)	76,022	$320,063

SHORT TERM INVESTMENTS - 1.3%
	Par Value	Value
Money Market - 1.3%
UMB Money Market Special II, 1.50% (c)
(Cost $ 44,775,445)	44,775,445	$44,775,445

TOTAL INVESTMENTS - 99.6%
(Cost $ 3,845,116,649)		3,524,550,232
OTHER ASSETS & LIABILITIES (NET) - 0.4%		13,963,168
NET ASSETS - 100%		$3,538,513,400

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represents 0.0% of net assets as of June 30, 2022.

(a)	ADR - American Depositary Receipts

(b)	Non income producing security.

(c)	Interest rate reflects seven-day effective yield on June 30, 2022.

(d)	At June 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 3,866,456,502 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$371,781,008
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(713,687,278)
Net unrealized appreciation/(depreciation)	$(341,906,270)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	20.5%
Financials	19.4%
Materials	18.7%
Industrials	10.8%
Communication Services	10.1%
Information Technology	8.4%
Health Care	5.4%
Consumer Staples	3.5%
Real Estate	1.5%
Cash and Other Assets (Net)	1.7%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 99.3%

	Shares	Value
BELGIUM - 2.3%
D'leteren SA	158,955	$23,199,287

BRAZIL - 2.4%
Equatorial Energia S.A.	5,541,585	24,203,041

CANADA - 4.8%
Aecon Group Inc.	1,994,000	20,295,519
EQB Inc.	359,400	14,807,837
goeasy Ltd.	164,300	12,494,442
		47,597,798
CHINA - 1.2%
Shanghai Mechanical & Electrical Industry Co.Limited - B	4,810,776	5,763,310
Xinhua Winshare Publishing and Media Co., Limited	9,164,500	6,516,874
		12,280,184
COLUMBIA - 1.2%
Tecnoglass, Inc.	676,164	11,866,678

DENMARK - 3.2%
DFDS A/S	374,399	11,295,024
Ringkjoebing Landbobank A/S	187,400	20,364,411
		31,659,435
FRANCE - 2.2%
Bonduelle S.A.	333,758	5,429,456
Elis S.A. (a)	1,273,138	16,904,185
		22,333,641
GERMANY- 0.5%
Sixt SE (a)	48,425	4,953,880

GREECE - 2.1%
Jumbo S.A.	1,431,529	20,743,327

HONG KONG - 2.3%
Samson Holding Limited (a)	74,790,800	4,241,354
VSTECS Holdings Limited	8,587,360	6,872,514
VTech Holdings Limited	1,533,700	12,059,295
		23,173,163
INDONESIA - 1.3%
PT. Pakuwon Jati Tbk (a)	415,457,800	13,163,019

IRELAND - 5.4%
C & C Group plc (a)	8,194,045	18,340,570
Glanbia plc	1,608,400	17,370,384
Greencore Group plc (a)	15,220,000	18,354,943
		54,065,897

ITALY - 1.8%
De'Longhi SpA	981,136	18,196,919

JAPAN - 15.6%
Daicel Corporation	2,707,700	16,721,948
Dowa Holdings Co., Limited	500,800	16,606,706
Kanematsu Corporation	1,693,100	16,687,357
Kyudenko Corporation	557,000	11,250,289
Mizuho Leasing Company, Limited	404,800	9,251,805
Open House Group Co., Limited	575,100	22,859,225
Prima Meat Packers Limited	1,033,300	17,318,642
Sankyu Inc.	464,000	13,320,084
Sanwa Holdings Corporation	2,387,200	22,843,178
Tsubakimoto Chain Co., Limited	403,300	9,009,720
		155,868,954
NETHERLANDS - 1.5%
Intertrust N.V. (a)	763,500	15,277,982

NORWAY - 4.2%
SpareBank Nord-Norge	735,389	6,512,939
Sparebank 1 Oestlandet	568,688	6,746,112
SpareBank 1 SMN	961,828	11,273,475
SpareBank 1 SR-Bank ASA	931,626	10,061,387
Sparebanken Vest	788,092	6,955,771
		41,549,684
PORTUGAL - 2.0%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	19,630,269

SINGAPORE - 4.0%
AEM Holdings Limited	7,160,200	21,300,013
Venture Corporation, Limited	1,567,200	18,727,122
		40,027,135
SOUTH KOREA - 3.0%
ENF Technology Co., Limited	692,686	15,471,268
Fila Holdings Corporation	221,700	4,798,036
Nature Holdings Co., Limited (The)	436,302	9,375,251
		29,644,555
SWEDEN - 4.8%
Cloetta AB, Class B	3,732,700	7,634,853
Duni AB (a)	485,645	3,867,189
Hexpol AB	2,231,100	18,952,832
Loomis AB, Class B	706,161	17,145,116
		47,599,990
TAIWAN - 10.9%
BizLink Holding, Inc.	2,644,000	27,432,828
Cathay Real Estate Development Co., Limited	2,927,300	1,708,129
Elite Material Co., Limited	2,855,600	17,143,108
Kings Town Bank	8,467,500	10,081,205
Primax Electronics Limited	6,499,800	13,509,598
Sercomm Corporation	4,373,000	11,927,634
Taiwan Union Technology Corporation	4,169,900	7,839,555
Tripod Technology Corporation	5,131,300	19,242,267
		108,884,324

THAILAND - 4.0%
Thanachart Capital PCL	18,690,500	19,956,622
TISCO Financial Group	7,836,500	19,616,186
		39,572,808
UNITED KINGDOM - 18.6%
Crest Nicholson Holdings plc	2,611,400	7,719,392
Future plc	1,187,300	24,844,764
Halfords Group plc	3,647,415	6,330,041
Inchcape plc	2,345,009	19,807,551
Keller Group plc	457,639	4,023,933
Lancashire Holdings Limited	3,162,028	15,483,722
National Express Group plc (a)	6,402,700	15,116,406
Nomad Foods Limited (a)	1,261,800	25,223,382
OSB Group PLC	3,172,817	18,503,604
QinetiQ	6,120,800	27,325,797
Vistry Group plc	2,125,871	21,584,019
		185,962,611
TOTAL COMMON STOCK
(Cost $ 1,104,883,543)		991,454,581

SHORT TERM INVESTMENTS - 0.8%
	Par Value	Value
Money Market - 0.8%
UMB Money Market Special II, 1.50% (b)
(Cost $ 7,506,485)	7,506,485	$7,506,485

TOTAL INVESTMENTS - 100.1%
(Cost $ 1,112,390,028)		998,961,066
OTHER ASSETS & LIABILITIES (NET) -(0.1)%		(1,203,228)
NET ASSETS - 100%		$997,757,838

(a)	Non-income producing security

(b)	Interest rate reflects seven-day effective yield on June 30, 2022.

(c)	At June 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $1,120,878,397 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$81,115,456
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(203,032,787)
Net unrealized appreciation/(depreciation)	$(121,917,331)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	25.1%
Financials	18.2%
Consumer Discretionary	17.0%
Information Technology	12.9%
Consumer Staples	11.0%
Materials	6.8%
Utilities	4.4%
Communication Services	2.4%
Real Estate	1.5%
Cash and Other Assets (Net)	0.7%
100.0%

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 93.8%

	Shares	Value
AUSTRIA- 0.2%
Erste Group Bank AG	7,361	$186,238

BRAZIL - 4.8%
Arezzo Industria e Comercio SA	22,100	293,920
BB Seguridade Participacoes S.A.	160,700	797,738
Hapvida Participacoes e Investimentos S.A.	95,400	99,788
Hypera S.A.	50,800	369,525
Itau Unibanco Holding S.A.	103,000	446,507
Localiza Rent a Car S.A.	74,700	748,643
Totvs S.A.	35,500	157,898
Weg S.A.	143,400	725,295
XP Inc. Class A	7,400	132,904
		3,772,218
CHILE - 0.4%
Sociedad Química y Minera de Chile S.A. (b)	3,518	293,859

CHINA - 34.7%
Alibaba Group Holding Ltd. (a)	79,700	1,136,540
Alibaba Group Holding Ltd. (a)(b)	1,964	223,268
Baidu, Inc. (a)	82,550	1,562,212
Baidu, Inc. (a)(b)	9,698	1,442,384
Bosideng International Holdings Limited	698,000	433,192
BYD Company Ltd.	49,500	1,980,757
Centre Testing International Group Co., Ltd.	212,200	735,725
China Construction Bank Corporation	1,493,000	1,002,690
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China Longyuan Power Group H	843,000	1,628,633
China Merchants Bank Co., Ltd. - H Shares	128,500	859,723
China Yangtze Power Co., Ltd.	216,400	747,377
Chongqing Brewery Co., Ltd.	56,800	1,243,876
Contemporary Amperex Technology Company, Ltd.	3,800	303,124
Country Garden Holdings Company Limited	227,000	140,591
Country Garden Services Holdings Company, Ltd.	110,500	492,159
East Money Information Co., Ltd.	267,460	1,014,816
Hanergy Mobile Energy Holding Group * (a)	36,000	-
Inner Mongolia Yili Industrial Group Co., Ltd.	43,200	251,354
JD.com, Inc.	51,600	1,662,352
Jiumaojiu International Holdings Ltd.	272,000	722,722

LONGi Green Energy Technology	81,000	806,213
Luzhou Laojiao Co. Ltd.	13,600	500,866
NetEase Inc. (b)	3,130	292,217
NetEase, Inc.	8,200	150,582
Pinduoduo Inc. (b)	11,360	702,048
Ping An Insurance Group H Share	244,500	1,662,301
Shenzhen Inovance Technology Co., Ltd.	67,900	668,117
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	7,100	332,181
Tencent Holdings Limited	35,000	1,580,732
Trip.com Group Limited (b)	11,360	311,832
Wuxi Lead Intelligent Equipment Co., Ltd.	84,700	799,388
Yadea Group Holdings Ltd.	56,000	109,616
Yunnan Botanee Bio-Technology Group Co., Ltd.	34,200	1,111,323
Yunnan Energy Investment Co.,Ltd.	21,500	804,367
		27,415,278
DENMARK - 0.5%
Novo Nordisk A/S	3,582	396,400

FRANCE - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	541	329,012
Teleperformance SE	2,482	761,077
		1,090,089
GERMANY - 0.4%
Bayer AG	5,633	334,034

GREECE - 0.5%
Greek Organisation of Football Prognostics S.A.	28,685	409,357

HONG KONG - 2.2%
AIA Group Ltd.	134,600	1,458,867
SITC International Holdings Company Ltd.	102,000	288,569
		1,747,436

INDIA - 7.9%
Apollo Hospitals Enterprise Limited	4,269	199,118
Bajaj Finserv Limited	9,327	637,823
Bharat Electronics Limited	27,091	80,307
Bharti Airtel Ltd.	152,288	1,320,835
HDFC Bank Ltd.	55,385	945,379
Infosys Limited	7,583	140,373
Infosys Limited - SP (b)	18,600	344,286
Reliance Industries Ltd.	79,166	2,602,010
		6,270,131
INDONESIA - 3.8%
PT Bank Central Asia Tbk	2,315,900	1,127,053
PT Bank Mandiri Tbk	1,395,100	742,149
PT Sumber Alfaria Trijaya Tbk	1,704,300	233,380
PT Telekomunikasi Indonesia Persero Tbk	2,837,200	761,792
Vale Indonesia Tbk	460,200	174,535
		3,038,909

JAPAN - 1.0%
INPEX Corporation	71,200	770,410

MALAYSIA - 1.4%
Petronas Chemicals Group Berhad	279,400	570,528
Public Bank Bhd	569,900	565,051
		1,135,579
MEXICO - 3.8%
América Móvil S.A.B. Series L (b)	17,920	366,106
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	8,900	123,554
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	7,215	141,337
Grupo Financiero Banorte SAB de CV	171,500	953,477
Grupo Mexico S.A.B. de C.V. Class B	54,200	223,695
Wal-Mart de Mexico, S.A.B. de C.V.	345,500	1,187,240
		2,995,409
NETHERLANDS - 0.2%
ASML Holding N.V.	306	145,834

NORWAY - 0.1%
Norsk Hydro ASA	10,863	60,649

POLAND - 0.2%
Dino Polska S.A.	2,637	187,104

SINGAPORE - 1.0%
DBS Group Holdings Ltd.	36,200	772,017

SOUTH AFRICA - 2.9%
Bidvest Group Limited	23,701	303,220
Capitec Bank	4,315	522,075
Clicks Group Limited	21,394	356,917
FirstRand Limited	140,307	534,164
Shoprite Holdings Ltd.	50,001	603,949
		2,320,325
SOUTH KOREA - 6.5%
Hana Financial Group, Inc.	26,870	814,336
Kia Motors Corporation	1,985	118,177
Naver Corp.	1,734	320,518
Samsung Biologics (a)	930	565,850
Samsung Electronics Company Limited	47,543	2,087,146
Samsung SDI Co., Ltd.	898	367,942
Shinhan Financial Group Co., Limited	24,258	692,205
SK Hynix, Inc.	1,425	99,873
S-Oil Corp.	1,304	104,449
		5,170,496

SWITZERLAND - 0.7%
Nestle S.A.	4,846	564,067

TAIWAN - 9.7%
Airtac International Group	10,500	349,959
ASPEED Technology, Inc.	1,045	66,777
Chailease Holding Co., Ltd.	86,175	604,284
CTBC Financial Holding Co., Ltd.	779,000	657,605
Delta Electronics, Inc.	29,300	218,271
Far EasTone Telecom	295,000	829,435
Hon Hai Precision Industry Co. ltd.	54,000	197,958
MediaTek, Inc.	6,000	131,367
Silergy Corp.	800	64,439
Taiwan Semiconductor Manufacturing Co., Ltd.	216,200	3,461,120
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	12,730	1,040,677
		7,621,892
THAILAND - 2.7%
Airports of Thailand Public Company Limited (c)	109,100	219,095
Bangkok Dusit Medical Services (c)	465,800	329,373
Bumrungrad International Hospital (c)	62,400	315,927
Kasikornbank PCL (c)	64,200	273,288
PTT Exploration & Production PCL (c)	212,300	957,767
		2,095,450
UNITED ARAB EMIRATES - 1.4%
Emaar Properties PJSC	221,951	314,216
First Abu Dhabi Bank	160,590	821,072
		1,135,288
UNITED KINGDOM - 3.0%
Anglo American plc	20,780	741,206
AstraZeneca plc (b)	5,520	364,706
BAE Systems plc	43,054	434,096
Diageo plc	6,701	287,319
Reckitt Benckiser Group plc	2,435	182,462
Shell plc	14,469	374,992
		2,384,781
UNITED STATES - 2.4%
Danaher Corporation	300	76,056
Estee Lauder Companies, Inc. (The)	1,434	365,197
Globant S.A.	900	156,600
Mercado Libre, Inc.	80	50,950
Microsoft Corporation	2,869	736,845
Samsonite International S.A.	130,900	260,565
Schlumberger NV	6,960	248,890
		1,895,103

TOTAL COMMON STOCK
(Cost $ 81,519,856)		74,208,353

Preferred Stock - 0.5%
SOUTH KOREA - 0.5%
Samsung Electronics Co., Ltd.	8,909	356,799
(Cost $ 348,662)

P-Notes - 2.3%
SAUDI ARABIA - 2.3%
Alinma Bank SJSC	104,308	928,571
ARAMCO AB	32,475	335,834
Leejam Sports Co., JSC	13,560	322,745
Saudi Telecom Co.	9,288	240,375
(Cost $ 2,049,396)		1,827,525

Exchange Traded Funds - 2.0%
United States - 2.0%
iShares Core MSCI Emerging Markets ETF	32,100	1,574,826
(Cost $ 1,658,992)

SHORT TERM INVESTMENTS - 0.3%
	Par Value	Value
Money Market - 0.3%
UMB Money Market Special II, 1.50% (d)	212,794	212,794
(Cost $ 212,794)

TOTAL INVESTMENTS - 98.9%
(Cost $ 85,789,700)		78,180,297
OTHER ASSETS & LIABILITIES (Net) - 1.1%		917,573
NET ASSETS - 100%		$79,097,870

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2022.

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipts

(c)	NVDR - Non Voting Depositary Receipts

(d)	Interest rate reflects seven-day effective yield on June 30, 2022.

(e)	At June 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 86,683,012 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,513,163
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,015,878)
Net unrealized appreciation/(depreciation)	$(8,502,715)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.2%
Information Technology	13.4%
Consumer Discretionary	11.5%
Communication Services	11.2%
Industrials	9.1%
Consumer Staples	8.9%
Energy	6.8%
Health Care	4.3%
Materials	3.6%
Utilities	3.0%
Real Estate	0.6%
Mutual Funds*	2.0%
CASH + other assets (net)	1.4%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 98.2%

	Shares	Value
AUSTRALIA - 6.4%
Accent Group Limited	332,200	$283,268
Collins Foods Limited	72,100	491,343
HANSEN Technologies	88,600	316,820
Macquarie Group Limited	2,615	295,828
		1,387,259
BELGIUM - 2.4%
D'Ieteren S.A.	3,600	525,416

BRAZIL - 1.4%
Equatorial Energia S.A.	68,800	300,486

CANADA - 8.3%
Alimentation Couche-Tard Inc.	12,900	502,100
Enghouse Systems Limited	18,000	396,698
EQB Inc.	7,200	296,651
goeasy Ltd.	3,455	262,741
OpenText Corporation	8,700	328,374
		1,786,564
CHINA - 6.8%
Alibaba Group Holding Ltd. (a)	27,700	395,008
Midea Group Co., Ltd.	46,200	416,775
Zhejiang Supor Co.	42,300	356,002
Zhongsheng Group Holdings	43,500	306,834
		1,474,619
DENMARK - 1.3%
DFDS A/S	9,300	280,566

FRANCE - 5.6%
Alten S.A.	2,700	293,006
LVMH Moet Hennessy Louis Vuitton SE	395	240,221
Neurones S.A.	9,600	357,303
SEB SA	3,350	320,640
		1,211,170
GERMANY - 1.8%
VIB Vermögen AG	15,209	381,616

GREECE - 1.4%
Jumbo S.A.	21,771	315,469

INDIA - 1.5%
Muthoot Finance Ltd.	25,900	320,190

INDONESIA - 1.0%
PT Bank Rakyat Indonesia Tbk (a)	756,545	210,751

ITALY - 4.1%
De'Longhi SpA	14,600	270,783
Interpump Group S.p.A.	10,200	387,952
SeSa S.p.A.	1,800	228,458
		887,193
JAPAN - 8.2%
BeNEXT Group, Inc.	21,900	241,641
JAC Recruitment Co., Ltd.	26,100	333,899
NEXTAGE Co., Ltd.	27,600	474,373
Open House Group Co., Ltd.	9,100	361,709
Sanwa Holdings Corporation	36,600	350,226
		1,761,848
KENYA - 1.5%
Safaricom PLC	1,573,400	332,963

MALAYSIA - 2.5%
Public Bank Bhd	221,700	219,814
Scientex Berhad	403,500	316,758
		536,572
MEXICO - 3.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	32,300	205,911
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	16,500	229,061
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	11,100	217,441
		652,413
NORWAY - 1.8%
Sparebanken Vest	43,200	381,287

PERU - 1.0%
Credicorp Ltd.	1,800	215,838

SINGAPORE - 1.5%
United Overseas Bank Limited	17,100	322,537

SOUTH AFRICA - 2.4%
AVI Limited	76,900	308,492
FirstRand Limited	53,600	204,061
		512,553

SOUTH KOREA - 2.7%
Hansol Chemical Co., Ltd.	1,800	282,810
Samsung Electronics Company Limited	6,802	298,609
		581,419
SWEDEN - 4.3%
Bravida Holding AB	49,600	431,266
Hexpol AB	34,100	289,674
Knowit AB	7,200	200,668
		921,608
TAIWAN - 11.6%
BizLink Holding, Inc.	31,400	325,791
Chailease Holding Co., Ltd.	46,618	326,898
Elite Material Co., Limited	45,000	270,150
POYA International Co., Ltd.	36,389	386,733
SINBON Electronics Co., Ltd.	37,300	318,637
Thinking Electronic Industrial Co., Ltd.	72,600	303,991
Tripod Technology Corporation	80,786	302,946
Yageo Corporation	25,000	258,967
		2,494,113
THAILAND - 3.0%
Muangthai Capital Public Company Limited	264,800	320,187
TISCO Financial Group	127,700	319,656
		639,843
UNITED KINGDOM - 11.1%
Bunzl plc	6,204	204,866
Future plc	15,100	315,974
Games Workshop Group PLC	3,800	308,283
Greggs plc	8,100	177,858
Howden Joinery Group plc	42,200	308,838
Marshall Machinery Inc.	50,600	275,307
Next Fifteen Communications Group plc	15,153	165,627
OSB Group PLC	50,800	296,261
SSP Group plc	120,900	341,967
		2,394,981
UNITED STATES - 1.6%
Euronet Worldwide, Inc. (a)	3,500	352,065

TOTAL COMMON STOCK
(Cost $ 22,849,484)		21,181,339

SHORT TERM INVESTMENTS - 1.6%
	Par Value	Value
Money Market - 1.6%
UMB Money Market Special II, 1.50% (b)
(Cost $ 340,398)	340,398	$340,398

TOTAL INVESTMENTS - 99.8%
(Cost $ 23,189,882)		21,521,737
OTHER ASSETS & LIABILITIES (Net) - 0.2%		41,496
NET ASSETS - 100%		$21,563,233

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day effective yield on June 30, 2022.

(c)	At June 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $23,328,782 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,441,605
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,248,650)
Net unrealized appreciation/(depreciation)	$(1,807,045)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	27.7%
Information Technology	19.6%
Financials	18.5%
Industrials	16.3%
Materials	5.4%
Communication Services	3.8%
Consumer Staples	3.7%
Real Estate	1.8%
Utilities	1.4%
Cash and Other Assets (Net)	1.8%
100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

Common Stock - 85.0%

	Shares	Value
DENMARK - 2.7%
UTILITIES - 2.7%
Ørsted A/S	16,531	$1,724,119

GERMANY - 6.5%
INFORMATION TECHNOLOGY - 6.5%
Infineon Technologies AG	67,009	1,617,604
PSI Software AG	38,972	1,163,252
SMA Solar Technology AG	34,235	1,386,580
		4,167,436
IRELAND - 4.8%
CONSUMER DISCRETIONARY - 1.9%
Aptiv PLC (a)	13,777	1,227,117

INDUSTRIALS - 2.9%
Kingspan Group plc	31,757	1,905,752

TOTAL IRELAND		3,132,869

ISRAEL - 6.7%
INDUSTRIALS - 2.2%
Kornit Digital Ltd. (a)	44,953	1,425,010

INFORMATION TECHNOLOGY - 4.5%
SolarEdge Technologies, Inc. (a)	10,573	2,893,619

TOTAL ISRAEL		4,318,629

JAPAN - 4.4%
INDUSTRIALS - 2.0%
Kurita Water Industries Ltd.	35,548	1,284,757

INFORMATION TECHNOLOGY - 2.4%
Keyence Corporation	4,590	1,566,996

TOTAL JAPAN		2,851,753

SWEDEN - 2.1%
INDUSTRIAL - 2.1%
NIBE Industrier AB	178,070	1,334,561

SWITZERLAND - 2.7%
INFORMATION TECHNOLOGY - 2.7%
Landis+Gyr	33,176	1,734,342

UNITED STATES - 55.1%
CONSUMER STAPLES - 3.2%
SunOpta Inc.	266,250	2,071,425

FINANCIALS - 3.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	58,224	2,204,360

INDUSTRIALS - 21.1%
Bloom Energy Corporation (a)	58,946	972,609
Energy Recovery, Inc. (a)	146,860	2,852,021
Enovix Corporation (a)	85,583	762,545
Generac Holdings Inc.	9,939	2,092,955
Lindsay Corporation	13,364	1,775,006
Sensata Technologies Holding plc	39,298	1,623,400
Sunrun Inc. (a)	70,539	1,647,791
Watts Water Technologies, Inc.	15,624	1,919,252
		13,645,579
INFORMATION TECHNOLOGY - 18.2%
Badger Meter, Inc.	26,527	2,145,769
Cognex Corporation	43,458	1,847,834
Enphase Energy, Inc. (a)	13,725	2,679,669
Itron, Inc. (a)	35,238	1,741,814
Trimble Navigation Limited (a)	29,760	1,732,925
Wolfspeed, Inc.	25,870	1,641,452
		11,789,463
MATERIALS - 9.2%
Albemarle Corporation	7,527	1,572,992
Amyris, Inc.	311,401	576,092
Aspen Aerogels, Inc. (a)	93,294	921,745
Livent Corporation (a)	49,510	1,123,382
MP Materials Corp. (a)	54,098	1,735,464
		5,929,675
TOTAL UNITED STATES		35,640,502

TOTAL COMMON STOCK
(Cost $ 65,470,416)		54,904,211

SHORT TERM INVESTMENTS - 15.7%

	Par Value	Value
Money Market - 15.7%
UMB Money Market Special II, 1.50% (b)
(Cost $ 10,128,482)	10,128,482	$10,128,482

TOTAL INVESTMENTS - 100.7%
(Cost $ 75,598,898)		65,032,693
OTHER ASSETS & LIABILITIES (Net) - (0.7%)		(400,757)
NET ASSETS - 100%		$64,631,936

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day effective yield on June 30, 2022.

(C)	At June 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 75,598,929 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,615,651
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,181,887)
Net unrealized appreciation/(depreciation)	$(10,566,236)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	34.3%
Industrials	30.3%
Materials	9.2%
Financials	3.4%
Consumer Staples	3.2%
Utilities	2.7%
Consumer Discretionary	1.9%
Cash and Other Assets (Net)	15.0%
100.0%